Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends - shares	Jun. 30, 2022 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020 [2]
Schedule Of Holders The Right To Receive Dividends Abstract
Authorized	2,000,000,000	2,000,000,000	2,000,000,000
Issued and outstanding	24,386,680	13,579,032	9,103,924

[1]	See also Note 9D.
[2]	After giving effect to the reverse stock split (see also Note 14B)